Inventories and cost of sales - Schedule of inventories and cost of sales (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Schedule of inventories and cost of sales [Abstract]
Finished goods	$ 901,523	$ 904,999	$ 224,025
Packing material	35,718	26,029	4,577
Cost of inventories	937,241	931,028	228,602
Merchandise in transit	402,137	342,998	116,952
Inventories	$ 1,339,378	$ 1,274,026	$ 345,554